Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0002010218
Registrant Name	Antharas Inc
Registration File Number	333-284297
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES